Property and Equipment, Net (Details) - Schedule of composition of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost	$ 106	$ 64
Accumulated depreciation:
Accumulated depreciation	58	35
Depreciated cost	48	29
Computers and peripheral equipment [Member]
Cost:
Cost	103	62
Accumulated depreciation:
Accumulated depreciation	56	35
Office furniture and equipment [Member]
Cost:
Cost	3	2
Accumulated depreciation:
Accumulated depreciation	$ 2